Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	$ (244.3)	$ (283.0)	$ (345.6)
Net Change	38.7	62.6	(40.3)
Beginning Balance	(283.0)	(345.6)	(305.3)
Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	6.0	101.0	39.8
Net Change	(95.0)	61.2	53.3
Beginning Balance	101.0	39.8	(13.5)
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	2.9	(1.4)	(7.0)
Net Change	4.3	5.6	(18.4)
Beginning Balance	(1.4)	(7.0)	11.4
Net Foreign Currency Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	7.1	10.5	(9.5)
Net Change	(3.4)	20.0	(2.5)
Beginning Balance	10.5	(9.5)	(7.0)
Net Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	(260.3)	(393.1)	(368.9)
Net Change	132.8	(24.2)	(72.7)
Beginning Balance	$ (393.1)	$ (368.9)	$ (296.2)